RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In May 2014, the FASB issued an update (ASU 2014-09, Revenue from Contracts with Customers) which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. Under the revised standard, an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU applies to all contracts with customers except those that are within the scope of other topics in the FASB Accounting Standards Codification. Certain of the ASU’s provisions also apply to transfers of nonfinancial assets, including in-substance nonfinancial assets that are not an output of an entity’s ordinary activities, such as sales of property, plant, and equipment; real estate; or intangible assets. The ASU also requires significantly expanded disclosures about revenue recognition. The provisions of ASU 2014-09 become effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted beginning January 1, 2017. First Financial's revenue is balanced between net interest income on financial assets and liabilities, which is explicitly excluded from the scope of the new guidance, and noninterest income. First Financial is currently evaluating the impact of this update and does not anticipate that it will have a material impact on its Consolidated Financial Statements, however additional disclosures will be required.

In August 2014, the FASB issued an update (ASU 2014-15, Presentation of Financial Statements-Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern) that requires management perform a going concern evaluation similar to the auditor’s evaluation required by standards issued by the PCAOB and the AICPA. The ASU requires management to evaluate relevant conditions, events and certain management plans that are known or reasonably knowable as of the evaluation date when determining whether substantial doubt about an entity’s ability to continue as a going concern exists for both annual and interim reporting periods. If management concludes that substantial doubt about an entity’s ability to continue as a going concern, the notes to the financial statements are required to include a statement that there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions of this update became effective on December 31, 2016 and did not have a material impact on its Consolidated Financial Statements.

In September 2015, the FASB issued an update (ASU 2015-16, Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments) which eliminates the requirement for an acquirer in a business combination to account for measurement-period adjustments retrospectively. This update requires acquiring companies to recognize measurement-period adjustments during the period in which they determine the amounts, including the effect on earnings of any amounts they would have recorded in previous periods if the accounting had been completed at the acquisition date. The guidance in this ASU became effective January 1, 2016 and did not have a material impact on the Company's Consolidated Financial Statements.

In January 2016, the FASB issued an update (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) which will require entities to measure many equity investments at fair value and recognize changes in fair value in net income. This update does not apply to equity investments that result in consolidation, those accounted for under the equity method and certain others, and will eliminate use of the available for sale classification for equity securities while providing a new measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In February 2016, the FASB issued an update (ASU 2016-02, Leases) which will require lessees to record most leases on their balance sheet and recognize leasing expenses in the income statement. Operating leases, except for short-term leases that are subject to an accounting policy election, will be recorded on the balance sheet for lessees by establishing a lease liability and corresponding right-of-use asset. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. Given leases outstanding as of December 31, 2016, First Financial does not expect this ASU to have a material impact on the income statement, but does anticipate an increase in the Company's assets and liabilities. Decisions to repurchase, modify or renew leases prior to the implementation date will impact this level of materiality.

In March 2016, the FASB issued an update (ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships) which clarifies that the novation of a derivative contract in a hedge accounting relationship does not, in and of itself, require de-designation of that hedge accounting relationship. In the event of a novation, hedge accounting relationships could continue if all other hedge accounting criteria are met, including the expectation that the hedge will be highly effective when the creditworthiness of the new counterparty to the derivative contract is considered. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2016, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In March 2016, the FASB issued an update (ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments) which clarifies that an assessment of whether an embedded contingent put or call option is clearly and closely related to the debt host requires only an analysis of the four-step decision sequence in ASC 815-15-25-42. Entities are required to apply the guidance to existing debt instruments (or hybrid financial instruments that are determined to have a debt host) using a modified retrospective transition method as of the period of adoption. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2016, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In March 2016, the FASB issued an update (ASU 2016-07, Investments-Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting) which will eliminate the requirement to retrospectively apply the equity method when an investment that had been accounted for utilizing another method qualifies for use of the equity method. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2016, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In March 2016, the FASB issued an update (ASU 2016-09, Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Accounting) which will require recognition of the income tax effects of share-based awards in the income statement when the awards vest or are settled (i.e., Additional Paid-in-Capital pools will be eliminated). The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2016, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In June 2016, the FASB issued an update (ASU 2016-13, Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments) which significantly changes how entities are required to measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This update will replace the current incurred loss approach for estimating credit losses with an expected loss model for instruments measured at amortized cost, including loans and leases. Expected credit losses are required to be based on amortized cost and reflect losses expected over the remaining contractual life of the asset. Management is expected to consider any available information relevant to assessing the collectibility of contractual cash flows, such as information about past events, current conditions, voluntary prepayments and reasonable and supportable forecasts, when developing expected credit loss estimates.

In addition to the new framework for calculating the ALLL, this update requires allowances for available-for-sale debt securities rather than a reduction of the security's carrying amount under the current other-than-temporary impairment model. This update also simplifies the accounting model for purchased credit-impaired debt securities and loans and will require new and updated footnote disclosures.

The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2019. Early adoption is permitted for all entities for interim and annual reporting periods beginning after December 15, 2018. First Financial is currently evaluating the impact of this update on its Consolidated Financial Statements.

In August 2016, the FASB issued an update (ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments) which may change how an entity classifies certain cash receipts and cash payments on its statement of cash flows to reduce diversity in practice. The update also provides guidance on when an entity should separate cash flows and classify them into more than one class and when an entity should classify the aggregate of those cash flows into a single class based on the predominance principle. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.